Loans Payable (Details) - 12 months ended Jan. 31, 2022	CAD ($)	USD ($)
Loans Payable
Loans Payable, Beginning Balance	$ 0
Proceeds from loans payable		$ 120,000
Premium on loans payable		(50,949)
Accretion loan payable		5,508
Loans Payable, Ending Balance	$ 74,559
Current Loan Payable
Current Loan Payable, Begging Balance		0
Current Note Payable, Ending Balance		40,000
Long - Term Laon Payable
Long-Term Loan Payable, Beginning Balance		0
Long-Term Loan Payable, Ending Balance		$ 34,559